Fair Value - Summary of Valuation Techniques and Inputs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Financial assets at fair value through other comprehensive income	₩ 326,157
Other financial assets
Available-for-sale financial assets		₩ 380,953
Financial assets at fair value through profit or loss	777,685	5,913
Financial assets at fair value through other comprehensive income	326,157
Derivative financial assets for hedging	29,843	7,389
Investment properties	1,091,084	1,189,531	₩ 1,148,044
Other financial liabilities
Financial liabilities at fair value through profit or loss	7,758	5,051
Derivative financial liabilities for hedging	57,308	93,771
Level 2 [Member]
Other financial assets
Derivative financial assets for hedging	₩ 29,843	₩ 7,389
Other financial liabilities
Valuation techniques	DCF Model	DCF Model
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member]
Other financial liabilities
Valuation techniques	DCF Model
Level 2 [Member] | Financial assets at fair value through other comprehensive income [member] | Trades and other receivables [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 1,097,348
Other financial assets
Financial assets at fair value through other comprehensive income	1,097,348
Level 2, 3 [Member]
Other financial liabilities
Derivative financial liabilities for hedging	₩ 57,308	₩ 93,770
Valuation techniques	Hull-White model, DCF Model	Hull-White model, DCF Model
Level 2, 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Available-for-sale financial assets		₩ 312,543
Financial assets at fair value through profit or loss	₩ 777,564
Other financial liabilities
Valuation techniques	DCF Model, Adjusted net asset model	DCF Model
Level 2, 3 [Member] | Financial assets at fair value through other comprehensive income [member]
Assets
Financial assets at fair value through other comprehensive income	₩ 317,296
Other financial assets
Financial assets at fair value through other comprehensive income	₩ 317,296
Other financial liabilities
Valuation techniques	DCF Model
Level 3 [Member]
Other financial assets
Investment properties	₩ 1,821,061	₩ 1,755,600
Other financial liabilities
Valuation techniques		DCF Model
Valuation techniques	DCF Model	DCF Model, Comparable Company Analysis
Level 3 [Member] | Financial assets at fair value through profit or loss [member]
Other financial assets
Financial assets at fair value through profit or loss		₩ 5,813
Other financial liabilities
Other derivative financial liabilities		₩ 5,051
Financial liabilities at fair value through profit or loss	₩ 7,758
Valuation techniques		DCF Model
Valuation techniques	DCF Model, Comparable Company Analysis